CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]

5. CASH AND CASH EQUIVALENTS

The balance at December 31, 2023 consists of $2,755,497 in cash and $6,059,793 held in short-term investments (December 31, 2022 - $2,662,316 in cash and $13,257,202 in short-term investments) on deposit with major Canadian and US banks and other financial institutions. Short-term investments are redeemable on a monthly basis, with the annual interest rates ranging between 5.00% and 5.20%. As of December 31, 2023, the Company held approximately 25% (December 31, 2022 - 97%) of its cash and short-term investments in US dollars.